INVESTMENTS - Summarized Equity Investee Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Revenue	$ 7,243	$ 8,374
Cost of sales (excluding depreciation)	5,220	5,300
Depreciation	1,457	1,647
Finance expense	545	691
Other expenses (income)	90	(799)
Loss (income) before income taxes	(237)	2,747
Income tax expense	(1,198)	(1,231)
Net (loss) income	(1,435)	1,516
Total comprehensive (loss) income	(1,424)	1,554
Cash and equivalents (note 25a)	1,571	2,234	$ 2,389
Other current assets (note 18)	307	321
Total current assets	3,978	4,684
Total assets	22,631	25,308
Other current liabilities	321	331
Total current liabilities	1,668	1,747
Other non-current liabilities	1,743	1,744
Total liabilities	13,246	14,241
Total equity	9,385	11,067	$ 10,313
Current inventories	1,852	1,890
Jabal Sayid
Disclosure of joint ventures [line items]
Revenue	296	214
Cost of sales (excluding depreciation)	158	116
Depreciation	39	33
Finance expense	2	3
Other expenses (income)	9	2
Loss (income) before income taxes	88	60
Income tax expense	(10)	(8)
Net (loss) income	78	52
Total comprehensive (loss) income	78	52
Cash and equivalents (note 25a)	128	50
Other current assets (note 18)	68	70
Total current assets	196	120
Non-current assets	482	485
Total assets	678	605
Current financial liabilities (excluding trade, other payables & provisions)	48	12
Other current liabilities	41	35
Total current liabilities	89	47
Non-current financial liabilities (excluding trade, other payables & provisions)	331	379
Other non-current liabilities	14	13
Total non-current liabilities	345	392
Total liabilities	434	439
Total equity	244	166
Zaldívar
Disclosure of joint ventures [line items]
Revenue	599	649
Cost of sales (excluding depreciation)	404	375
Depreciation	118	111
Finance expense	0	1
Other expenses (income)	25	0
Loss (income) before income taxes	52	162
Income tax expense	(24)	(40)
Net (loss) income	28	122
Total comprehensive (loss) income	28	122
Cash and equivalents (note 25a)	129	72
Other current assets (note 18)	602	563
Total current assets	731	635
Non-current assets	1,927	1,582
Total assets	2,658	2,217
Current financial liabilities (excluding trade, other payables & provisions)	18	19
Other current liabilities	85	110
Total current liabilities	103	129
Non-current financial liabilities (excluding trade, other payables & provisions)	12	20
Other non-current liabilities	546	99
Total non-current liabilities	558	119
Total liabilities	661	248
Total equity	1,997	1,969
Current inventories	$ 533	$ 451